Supplement Dated August 2, 2021
To The Prospectus Dated April 26, 2021

JNL® Series Trust

Please note that the changes may impact your variable annuity product(s).

Unless otherwise noted, all changes are effective immediately.

Effective April 26, 2021, in the section entitled, “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL/Franklin Templeton Growth Allocation Fund, please delete the sub-section entitled “Sub-Sub-Adviser” in its entirety and replace with the following:

Sub-Sub-Advisers:
Franklin Templeton Institutional, LLC (“FTI”)
Templeton Global Advisors Limited

In the section entitled, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/Morningstar PitchBook Listed Private Equity Index Fund, please add the following after the last paragraph:

The Fund is a “non-diversified” fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

In the section entitled, “Summary Overview of Each Fund,” under “Principal Risks of Investing in the Fund,” for the JNL/Morningstar PitchBook Listed Private Equity Index Fund, please add the following after the last paragraph:

•
Non-diversification risk – The Fund is non-diversified, as defined by the 1940 Act, and as such may invest in the securities of a limited number of issuers and may invest a greater percentage of its assets in a particular issuer.  Therefore, a decline in the market price of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company.

Effective April 26, 2021, in the section entitled, “Additional Information About Each Fund,” under “The Sub-Adviser and Portfolio Management,” for the JNL/Franklin Templeton Growth Allocation Fund, please delete the third paragraph in its entirety and replace with the following:

The sub-sub-advisers to the Fund are Franklin Templeton Institutional, LLC (“FTI”), located at 600 Fifth Avenue, New York, New York 10020 and Templeton Global Advisors Limited (“Global Advisors Limited”), located at Lyford Cay, Nassau, Bahamas.

In the section entitled, “Additional Information About Each Fund,” under “Principal Investment Strategies,” for the JNL/Morningstar PitchBook Listed Private Equity Index Fund, please add the following after the last paragraph:

The Fund is a “non-diversified” fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

In the section entitled, “Additional Information About Each Fund,” under “Principal Risks of Investing in the Fund,” for the JNL/Morningstar PitchBook Listed Private Equity Index Fund, please add the following after the last bullet point:

•	Non-diversification risk

This Supplement is dated August 2, 2021.

Supplement Dated August 2, 2021
To The Statement of Additional Information
Dated April 26, 2021

JNL® Series Trust

Please note that the changes may impact your variable annuity and/or variable life product(s).

Effective immediately, on page 124, in the section entitled, “Fundamental Operating Policies,” under “Fundamental Policies,” please delete the second paragraph in the entirety and replace with the following:

(1)
Each Fund, except the JNL/Baillie Gifford U.S. Equity Growth Fund, JNL/BlackRock Global Natural Resources Fund, JNL/Franklin Templeton Global Multisector Bond Fund, JNL/GQG Emerging Markets Equity Fund, JNL/Heitman U.S. Focused Real Estate Fund, JNL/Loomis Sayles Global Growth Fund, JNL/Mellon Communication Services Sector Fund, JNL/Mellon Consumer Discretionary Sector Fund, JNL/Mellon Consumer Staples Sector Fund, JNL/Mellon DowSM Index Fund, JNL/Mellon Energy Sector Fund, JNL/Mellon Financial Sector Fund, JNL/Mellon Healthcare Sector Fund, JNL/Mellon Information Technology Sector Fund, JNL/Mellon Nasdaq® 100 Index Fund, JNL/Mellon Materials Sector Fund, JNL/Mellon Real Estate Sector Fund, JNL/Mellon Utilities Sector Fund, JNL/Morningstar PitchBook Listed Private Equity Index Fund, and JNL/Morningstar Wide Moat Index Fund, shall be a “diversified company,” as such term is defined under the 1940 Act.

Effective April 26, 2021, on page 210, in the section entitled, “Investment Adviser, Sub-Advisers and Other Service Providers,” under “Investment Sub-Advisers and Portfolio Managers,” please add the following immediately prior to the heading “GQG Partners LLC”:

Franklin Templeton Institutional, LLC

Franklin Templeton Institutional, LLC (“FTI”) is located at 600 Fifth Avenue, New York, New York 10020 and serves as a sub-sub-adviser to the JNL/Franklin Templeton Growth Allocation Fund. FTI is an indirect wholly owned subsidiary of Franklin Resources, Inc., a publicly owned company engaged in the financial services industry through its subsidiaries. Charles B. Johnson and Gregory E. Johnson are the principal stakeholders of Franklin Resources, Inc.

This Supplement is dated August 2, 2021.